Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 76.8%
Communication Services — 11.9%
Diversified Telecommunication Services — 3.7%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,020,000	$1,625,219 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000	280,963 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	450,000	316,867 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	950,000	666,462 (a)
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	500,000	492,726 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	220,000	243,942 (a)
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	750,000	762,989 (a)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	100,000 EUR	110,444 (b)(c)(d)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	370,000	384,430 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	872,718 (a)
Total Diversified Telecommunication Services				5,756,760
Entertainment — 0.6%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	870,000	904,977 (a)
Interactive Media & Services — 0.7%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,190,000	1,066,625 (a)
Media — 4.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	319,418
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,589,809
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	194,000	190,612 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000	278,628
DISH DBS Corp., Senior Notes	5.125%	6/1/29	840,000	564,364
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	910,620 (a)
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	290,000	254,089
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000	635,301 (a)
Sunrise FinCo I BV, Senior Secured Notes	4.875%	7/15/31	400,000	378,812 (c)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000 EUR	164,051 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	400,000	401,572 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000	616,416 (a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	400,000	383,957 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	370,000	341,167 (a)
Total Media				7,028,816
Wireless Telecommunication Services — 2.3%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	715,740 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	298,428 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	153,211 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	177,463 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	765,257 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	$676,661 (c)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	810,000	721,817 (a)
Total Wireless Telecommunication Services				3,508,577

Total Communication Services				18,265,755
Consumer Discretionary — 16.0%
Automobile Components — 2.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	900,000	892,265 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	220,000	220,746
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	700,000	643,356
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	400,000	402,052 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	210,000	215,073 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	720,000	762,130 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,070,000	1,080,989 (a)
Total Automobile Components				4,216,611
Broadline Retail — 2.2%
B&M European Value Retail SA, Senior Secured Notes	4.000%	11/15/28	320,000 GBP	401,560 (c)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	993,204 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,110,000	1,913,543
Total Broadline Retail				3,308,307
Distributors — 0.6%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	850,000	906,321 (a)
Diversified Consumer Services — 1.8%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	270,000	250,377 (a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	100,000 EUR	118,083 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	6.856%	6/15/31	100,000 EUR	111,782 (a)(d)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	750,000	754,042 (a)
Service Corp. International, Senior Notes	5.125%	6/1/29	530,000	530,611
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000 EUR	756,212 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000	205,420 (a)
Total Diversified Consumer Services				2,726,527
Hotels, Restaurants & Leisure — 7.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000	431,616 (a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000 EUR	1,148,134 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000	512,237 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	240,000	248,409 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	180,000	182,488 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000	572,237 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000 EUR	969,454
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	470,000	471,039 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	880,000	906,752 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.716%	7/16/35	853,000 GBP	918,128 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	328,538 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	408,000	407,656 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	220,000	235,448 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000	910,267 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000	$505,223 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	150,000	151,996 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	181,780
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	226,122 EUR	255,700 (c)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000	663,301 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000	98,875 (a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	400,000	400,000 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	300,000	282,150 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	630,000	680,099 (a)
Total Hotels, Restaurants & Leisure				11,461,527
Specialty Retail — 1.1%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	483,134 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	187,307 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	530,000	391,720 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	590,000	606,507
Total Specialty Retail				1,668,668
Textiles, Apparel & Luxury Goods — 0.1%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	217,042 (a)

Total Consumer Discretionary				24,505,003
Consumer Staples — 1.4%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	438,022 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	340,165 (a)
Total Beverages				778,187
Consumer Staples Distribution & Retail — 0.5%
Afflelou SAS, Senior Secured Notes	6.000%	7/25/29	100,000 EUR	114,615 (a)
Albertsons Cos. Inc/Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.250%	3/15/26	750,000	725,900 (a)
Total Consumer Staples Distribution & Retail				840,515
Food Products — 0.4%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	170,000 GBP	223,588 (a)
Lamb Weston Holdings Inc., Senior Notes	4.375%	1/31/32	400,000	371,367 (a)
Total Food Products				594,955

Total Consumer Staples				2,213,657
Energy — 9.0%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000	278,790 (a)
Oil, Gas & Consumable Fuels — 8.8%
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	400,000	399,577 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	230,000	240,033 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	270,000	270,309 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	624,106
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	676,201
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	10,000	9,894 (b)(d)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	590,000	$604,175 (b)(d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000	263,750 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	400,000	431,552 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	50,000	51,825 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	97,298	95,838 (a)(d)(e)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	370,000	382,185 (a)(f)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	528,355 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	370,000	376,242 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	342,027
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	712,051 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,307,545
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,024,065
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	348,875
Puma International Financing SA, Senior Notes	7.750%	4/25/29	420,000	432,285 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000	580,108
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	320,000	319,246
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	770,000	737,206
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	550,000	538,005 (c)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	470,000	437,344 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	430,000	436,189 (a)(b)(d)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	359,246 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	350,000	389,136 (a)
Viper Energy Inc., Senior Notes	5.375%	11/1/27	370,000	369,100 (a)
YPF SA, Senior Notes	6.950%	7/21/27	245,000	238,535 (a)
Total Oil, Gas & Consumable Fuels				13,525,005

Total Energy				13,803,795
Financials — 8.8%
Banks — 4.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	725,967 (a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	403,252 (a)(b)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	1,542,094 (a)(d)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	500,000	465,504 (d)
Comerica Bank, Subordinated Notes	4.000%	7/27/25	450,000	446,208
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	1,802,233 (a)(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	690,000	615,672 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	740,968 (b)(d)
Total Banks				6,741,898
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 1.3%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	$1,263,855 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	295,529 (b)(d)
Credit Suisse AG AT1 Claim	—	—	3,590,000	107,700 *(e)(g)
RAY Financing LLC, Senior Secured Notes	6.500%	7/15/31	330,000 EUR	377,946 (a)
Total Capital Markets				2,045,030
Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	630,000	557,651
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	910,000	977,228 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	145,007 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	600,000	636,234 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	810,000	778,270 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	200,000	188,221 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	314,885 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	410,000	400,561 (a)
Total Financial Services				3,998,057
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	280,000	293,947 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	430,000	430,618 (a)(f)
Total Mortgage Real Estate Investment Trusts (REITs)				724,565

Total Financials				13,509,550
Health Care — 4.9%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	130,000	134,106 (a)
Health Care Providers & Services — 2.6%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000	429,137
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	950,000	1,048,073 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	400,000	377,988
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	800,000	785,216 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	430,000	447,096 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	880,000	881,922
Total Health Care Providers & Services				3,969,432
Pharmaceuticals — 2.2%
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000	543,646 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000 GBP	459,491 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	370,000	396,930 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	250,000	0 *(a)(e)(g)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,770,000	1,702,663
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	500,000	372,083
Total Pharmaceuticals				3,474,813

Total Health Care				7,578,351
Industrials — 13.5%
Aerospace & Defense — 1.7%
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000	497,712 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Bombardier Inc., Senior Notes	7.250%	7/1/31	800,000	$846,748 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	500,000	515,269 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	650,000	688,292 (a)
Total Aerospace & Defense				2,548,021
Building Products — 0.7%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	190,000	199,276 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	440,000	456,391 (a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	400,000	396,947 (a)
Total Building Products				1,052,614
Commercial Services & Supplies — 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	690,000	649,334 (a)
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	298,883 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	310,000	296,227
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000	911,070
GEO Group Inc., Senior Notes	10.250%	4/15/31	360,000	384,121
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	260,000	270,500
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	750,000	787,562 (a)
Total Commercial Services & Supplies				3,597,697
Construction & Engineering — 0.5%
Arcosa Inc., Senior Notes	6.875%	8/15/32	240,000	251,377 (a)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	500,000	487,817 (a)
Total Construction & Engineering				739,194
Electrical Equipment — 0.3%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000	392,232 (a)
Ground Transportation — 0.2%
XPO Inc., Senior Notes	7.125%	2/1/32	240,000	252,860 (a)
Machinery — 1.8%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	197,593 (c)
Esab Corp., Senior Notes	6.250%	4/15/29	330,000	339,342 (a)
HTA Group Ltd., Senior Notes	7.500%	6/4/29	600,000	612,000 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	460,000	458,169
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000 EUR	1,128,456 (a)
Total Machinery				2,735,560
Marine Transportation — 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	370,000	389,157 (a)
Passenger Airlines — 2.5%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	700,000	693,450 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000	368,826 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	160,000	169,862 (a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,000,000	997,331
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	678,000	373,112 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	160,000	$88,050 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,270,000	1,227,987 (a)
Total Passenger Airlines				3,918,618
Trading Companies & Distributors — 1.9%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	375,954 (a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	210,000	217,547 (a)
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000	756,097 (a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	920,000	864,546 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	751,856
Total Trading Companies & Distributors				2,966,000
Transportation Infrastructure — 1.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	750,000	786,097 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	600,000 GBP	786,080 (c)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	600,000	627,105 (a)
Total Transportation Infrastructure				2,199,282

Total Industrials				20,791,235
Information Technology — 2.7%
Communications Equipment — 0.6%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	730,000	707,359 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	310,000	213,813 (a)
Total Communications Equipment				921,172
Electronic Equipment, Instruments & Components — 0.3%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	178,559 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	300,000	307,352 (a)
Total Electronic Equipment, Instruments & Components				485,911
IT Services — 0.7%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000	293,361 (a)
Amentum Escrow Corp., Senior Notes	7.250%	8/1/32	360,000	376,037 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	350,000	365,684 (a)
Total IT Services				1,035,082
Software — 1.1%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	650,000	679,968 (a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	450,000	422,854 (c)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	195,653 (a)
TeamSystem SpA, Senior Secured Notes (3 mo. Euribor + 3.500%)	7.127%	7/31/31	320,000 EUR	358,316 (a)(d)
Total Software				1,656,791

Total Information Technology				4,098,956
Materials — 5.1%
Chemicals — 1.4%
Azelis Finance NV, Senior Notes	4.750%	9/25/29	180,000 EUR	204,079 (a)
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	600,000	470,382 (c)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	120,000	122,700 (a)(f)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000 EUR	144,679 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	4.500%	10/22/25	500,000	$495,964 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	678,751
Total Chemicals				2,116,555
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	430,000	464,262 (a)
Containers & Packaging — 3.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	400,000	90,577 (a)(i)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000	584,702 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	373,183 (a)
Ball Corp., Senior Notes	2.875%	8/15/30	410,000	365,248
Ball Corp., Senior Notes	3.125%	9/15/31	850,000	755,711
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,160,000	1,087,270 (a)
Graphic Packaging International LLC, Senior Notes	3.500%	3/1/29	750,000	707,585 (a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000	589,064
Total Containers & Packaging				4,553,340
Metals & Mining — 0.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	660,000	700,388 (a)

Total Materials				7,834,545
Real Estate — 1.4%
Health Care REITs — 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	403,903
Hotel & Resort REITs — 0.6%
Service Properties Trust, Senior Notes	8.875%	6/15/32	940,000	898,703
Real Estate Management & Development — 0.2%
AccorInvest Group SA, Senior Secured Notes	6.375%	10/15/29	110,000 EUR	126,985 (a)(f)
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	204,444	17,378 (c)(i)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	157,642	4,138 (c)(i)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	205,719	5,400 (c)(i)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	3,117 (b)(c)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	80,069	1,101 (c)(i)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	160,000	174,829 (a)
Total Real Estate Management & Development				332,948
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	410,000	427,680 (a)

Total Real Estate				2,063,234
Utilities — 2.1%
Electric Utilities — 0.9%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	150,000	152,208 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	570,000	553,283 (c)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pampa Energia SA, Senior Notes	7.950%	9/10/31	340,000	$345,695 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000	344,758 (a)
Total Electric Utilities				1,395,944
Gas Utilities — 0.6%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	290,000	289,745
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	681,205 (a)
Total Gas Utilities				970,950
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp., Senior Secured Notes	5.250%	6/1/26	500,000	498,425 (a)
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	360,000	378,863 (a)
Total Independent Power and Renewable Electricity Producers				877,288

Total Utilities				3,244,182
Total Corporate Bonds & Notes (Cost — $118,029,614)				117,908,263
Sovereign Bonds — 16.6%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	380,582 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	557,367 (a)
Total Angola				937,949
Argentina — 1.8%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002	126,609
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	330,161	200,573
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,349,180	650,979
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,771,777	1,326,988 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	100,002	97,752 (c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	361,725 (a)
Total Argentina				2,764,626
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	500,000	471,175 (a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	284,922 (a)
Total Bahamas				756,097
Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	452,580 (a)
Brazil — 1.0%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	2,900,000 BRL	460,594
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	562,486
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	497,748
Total Brazil				1,520,828
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,100,000	889,806
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	374,430 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Dominican Republic — 1.5%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	$484,155 (a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	392,999 (a)
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	323,512 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	143,062 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	391,036 (c)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	641,021 (a)
Total Dominican Republic				2,375,785
Ecuador — 0.5%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	711,404 (a)
Egypt — 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	230,983 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	287,329 (c)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	647,862 (a)
Total Egypt				1,166,174
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	597,554 (a)
Indonesia — 1.1%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,000,000	982,705
Indonesia Treasury Bond	6.875%	4/15/29	10,500,000,000 IDR	713,279
Total Indonesia				1,695,984
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	101,389	97,211 (c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	991,460 (a)
Total Ivory Coast				1,088,671
Jordan — 0.5%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000	802,729 (a)
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000	289,205 (a)
Mexico — 1.2%
Mexican Bonos, Bonds	7.750%	5/29/31	5,260,000 MXN	248,541
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000 MXN	1,004,258
Mexican Bonos, Senior Notes	7.750%	11/13/42	14,770,000 MXN	626,441
Total Mexico				1,879,240
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	244,511 (c)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	318,296 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	180,415 (a)
Total Nigeria				743,222
Oman — 0.3%
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	434,070 (c)
Panama — 0.6%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	700,000	542,990
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	380,505
Total Panama				923,495
Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	478,035 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	$340,360 (a)
South Africa — 0.5%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	500,000	484,991
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	317,404
Total South Africa				802,395
Turkey — 2.1%
Turkiye Government International Bond, Senior Notes	4.250%	4/14/26	2,090,000	2,077,387
Turkiye Government International Bond, Senior Notes	4.875%	10/9/26	700,000	700,438
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	680,000	513,941
Total Turkey				3,291,766
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,796	9,179 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,713	26,398 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	100,180	44,799 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,673	28,843 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	133,250	58,297 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,728	23,745 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	147,285	63,638 (a)
Total Ukraine				254,899

Total Sovereign Bonds (Cost — $26,008,427)				25,571,304
Senior Loans — 2.8%
Consumer Discretionary — 1.6%
Automobile Components — 0.4%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	3/30/27	546,141	541,363 (d)(j)(k)
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.460%	4/13/28	500,000	137,892 (d)(j)(k)
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.595%	2/6/31	447,750	448,415 (d)(j)(k)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	8.847%	1/27/29	496,183	495,374 (d)(j)(k)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.000%)	6.604%	11/29/30	397,000	397,921 (d)(j)(k)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	7.095%	3/14/31	398,000	396,900 (d)(j)(k)
Total Hotels, Restaurants & Leisure				1,738,610

Total Consumer Discretionary				2,417,865
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.115%	3/31/28	347,308	$347,100 (d)(j)(k)

Financials — 0.1%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.845%	3/12/29	139,650	140,435 (d)(j)(k)

Information Technology — 0.6%
IT Services — 0.1%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. Term SOFR + 5.012%)	10.264%	4/27/28	250,000	192,383 (d)(j)(k)
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2024 Dollar Term Loan B (1 mo. Term SOFR + 2.250%)	7.170%	8/17/29	305,033	305,528 (d)(j)(k)
Software — 0.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.845%	10/16/26	396,883	386,094 (d)(j)(k)

Total Information Technology				884,005
Sovereign Bonds — 0.3%
Tanzania — 0.3%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	10.764%	4/29/31	500,000	495,000 (d)(e)(g)(j)(k)

Total Senior Loans (Cost — $4,569,754)				4,284,405
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Media — 0.8%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,480,000	1,198,586

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,858	585 (c)

Total Convertible Bonds & Notes (Cost — $1,437,310)				1,199,171
Asset-Backed Securities — 0.4%
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%) (Cost — $594,994)	11.243%	10/15/31	600,000	602,953 (a)(d)

U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Notes (Cost — $463,701)	3.625%	8/31/29	460,000	461,437
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security			Shares	Value
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,499	$38,195 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	3,072 *(e)

Total Common Stocks (Cost — $38,800)				41,267
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $5,570)		5/28/28	5,817	1,995 *
Total Investments before Short-Term Investments (Cost — $151,148,170)				150,070,795
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 0.8%
U.S. Treasury Bills	0.000%	10/1/24	300,000	300,000 (l)
U.S. Treasury Bills	4.693%	11/5/24	1,000,000	995,499 (l)

Total U.S. Treasury Bills (Cost — $1,295,545)				1,295,499

Total Short-Term Investments (Cost — $1,295,545)				1,295,499
Total Investments — 98.5% (Cost — $152,443,715)				151,366,294
Other Assets in Excess of Liabilities — 1.5%				2,259,143
Total Net Assets — 100.0%				$153,625,437

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At September 30, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro	18	12/24	$2,491,043	$2,512,463	$(21,420)
At September 30, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	122,991	EUR	110,000	Bank of America N.A.	10/18/24	$450
USD	200,552	EUR	180,000	Bank of America N.A.	10/18/24	30
USD	2,538,189	EUR	2,333,302	Bank of America N.A.	10/18/24	(61,146)
USD	348,851	EUR	320,000	BNP Paribas SA	10/18/24	(7,634)
EUR	981,394	USD	1,100,783	Citibank N.A.	10/18/24	(7,495)
GBP	317,613	USD	405,537	Citibank N.A.	10/18/24	19,092
USD	2,319,050	GBP	1,806,315	Goldman Sachs Group Inc.	10/18/24	(95,883)
MXN	16,591,936	USD	877,704	JPMorgan Chase & Co.	10/18/24	(37,449)
USD	908,296	MXN	16,591,935	JPMorgan Chase & Co.	10/18/24	68,041
USD	211,049	EUR	193,000	Morgan Stanley & Co. Inc.	10/18/24	(3,956)
Net unrealized depreciation on open forward foreign currency contracts						$(125,950)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$13,401,850	$107,700	$13,509,550
Health Care	—	7,578,351	0 *	7,578,351
Other Corporate Bonds & Notes	—	96,820,362	—	96,820,362
Sovereign Bonds	—	25,571,304	—	25,571,304
Senior Loans:
Sovereign Bonds	—	—	495,000	495,000
Other Senior Loans	—	3,789,405	—	3,789,405
Convertible Bonds & Notes	—	1,199,171	—	1,199,171
Asset-Backed Securities	—	602,953	—	602,953
U.S. Government & Agency Obligations	—	461,437	—	461,437
Common Stocks:
Health Care	$38,195	—	—	38,195
Real Estate	—	3,072	—	3,072
Warrants	—	1,995	—	1,995
Total Long-Term Investments	38,195	149,429,900	602,700	150,070,795
Short-Term Investments†	—	1,295,499	—	1,295,499
Total Investments	$38,195	$150,725,399	$602,700	$151,366,294
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$87,613	—	$87,613
Total	$38,195	$150,813,012	$602,700	$151,453,907

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$21,420	—	—	$21,420
Forward Foreign Currency Contracts††	—	$213,563	—	213,563
Total	$21,420	$213,563	—	$234,983

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$507,052	$45,356,088	45,356,088	$45,863,140	45,863,140

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$40,574	—	—

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report